Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Numerator:
Net loss attributable to Linkage Global Inc		$ (3,087,359)	$ (1,405,766)
Denominator:
Weighted average number of ordinary shares	[1],[2]	3,415,533	2,084,890
Net loss per ordinary share
Basic	[2]	$ (0.9)	$ (0.67)
Diluted	[2]	$ (0.9)	$ (0.67)

[1]	The number of ordinary shares is the weighted average number based on both Class A ordinary shares and Class B ordinary shares, with each Class B ordinary share representing 100 voting rights.
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).